UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT
December 31, 2017
MFS®  Blended Research®  Core Equity Fund

Portfolio of Investments
12/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace – 4.5%
Boeing Co.	96,535	$ 28,469,137
Northrop Grumman Corp.	26,806	8,227,029
Textron, Inc.	133,130	7,533,827
United Technologies Corp.	208,791	26,635,468
		$ 70,865,461
Automotive – 0.5%
General Motors Co.	205,332	$ 8,416,559
Biotechnology – 2.4%
Biogen, Inc. (a)	69,515	$ 22,145,393
Celgene Corp. (a)	154,458	16,119,237
		$ 38,264,630
Business Services – 3.5%
DXC Technology Co.	248,851	$ 23,615,960
FleetCor Technologies, Inc. (a)	104,732	20,153,579
Global Payments, Inc.	114,050	11,432,372
		$ 55,201,911
Cable TV – 2.0%
Comcast Corp., “A”	772,644	$ 30,944,392
Chemicals – 1.7%
CF Industries Holdings, Inc.	374,993	$ 15,952,202
Monsanto Co.	95,963	11,206,559
		$ 27,158,761
Computer Software – 2.9%
Microsoft Corp.	333,966	$ 28,567,452
Oracle Corp.	367,016	17,352,516
		$ 45,919,968
Computer Software - Systems – 4.0%
Apple, Inc.	265,018	$ 44,848,996
Hewlett Packard Enterprise	858,174	12,323,379
International Business Machines Corp.	35,313	5,417,720
		$ 62,590,095
Construction – 1.0%
Owens Corning	166,691	$ 15,325,571
Consumer Products – 1.9%
Procter & Gamble Co.	326,810	$ 30,027,303
Consumer Services – 1.4%
Priceline Group, Inc. (a)	13,206	$ 22,948,594
Containers – 0.1%
Sealed Air Corp.	38,819	$ 1,913,777
Electronics – 3.0%
Broadcom Corp.	58,775	$ 15,099,297
Intel Corp.	714,998	33,004,308
		$ 48,103,605
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 3.9%
EOG Resources, Inc.	207,425	$ 22,383,232
Phillips 66	262,251	26,526,688
Valero Energy Corp.	143,756	13,212,614
		$ 62,122,534
Energy - Integrated – 0.8%
Exxon Mobil Corp.	150,347	$ 12,575,023
Food & Beverages – 3.0%
Archer Daniels Midland Co.	404,865	$ 16,226,989
PepsiCo, Inc.	42,349	5,078,492
Tyson Foods, Inc., “A”	325,777	26,410,742
		$ 47,716,223
Gaming & Lodging – 1.6%
Carnival Corp.	127,572	$ 8,466,954
Royal Caribbean Cruises Ltd.	141,995	16,937,163
		$ 25,404,117
General Merchandise – 2.2%
Costco Wholesale Corp.	106,179	$ 19,762,035
Wal-Mart Stores, Inc.	151,761	14,986,399
		$ 34,748,434
Health Maintenance Organizations – 2.2%
Cigna Corp.	49,442	$ 10,041,176
Humana Inc.	70,849	17,575,511
UnitedHealth Group, Inc.	30,734	6,775,618
		$ 34,392,305
Insurance – 5.3%
Allstate Corp.	74,965	$ 7,849,585
Berkshire Hathaway, Inc., “B” (a)	48,921	9,697,121
Chubb Ltd.	48,678	7,113,316
Hartford Financial Services Group, Inc.	256,398	14,430,079
MetLife, Inc.	437,019	22,095,681
Prudential Financial, Inc.	199,567	22,946,214
		$ 84,131,996
Internet – 5.7%
Alphabet, Inc., “A” (a)	27,183	$ 28,634,572
Alphabet, Inc., “C” (a)	12,561	13,143,831
Facebook, Inc., “A” (a)	274,313	48,405,272
		$ 90,183,675
Leisure & Toys – 2.7%
Electronic Arts, Inc. (a)	207,996	$ 21,852,060
Take-Two Interactive Software, Inc. (a)	185,368	20,349,699
		$ 42,201,759
Machinery & Tools – 2.7%
Eaton Corp. PLC	290,356	$ 22,941,028
Ingersoll-Rand Co. Ltd., “A”	67,181	5,991,873
United Rentals, Inc. (a)	83,990	14,438,721
		$ 43,371,622
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 5.5%
Bank of America Corp.	1,027,495	$ 30,331,652
JPMorgan Chase & Co.	387,526	41,442,030
Wells Fargo & Co.	249,607	15,143,657
		$ 86,917,339
Medical & Health Technology & Services – 1.9%
Express Scripts Holding Co. (a)	93,024	$ 6,943,311
McKesson Corp.	153,084	23,873,450
		$ 30,816,761
Medical Equipment – 2.1%
Abbott Laboratories	129,878	$ 7,412,137
Medtronic PLC	286,476	23,132,937
Zimmer Biomet Holdings, Inc.	28,470	3,435,475
		$ 33,980,549
Network & Telecom – 2.3%
Cisco Systems, Inc.	962,629	$ 36,868,691
Oil Services – 1.1%
Schlumberger Ltd.	246,717	$ 16,626,259
Other Banks & Diversified Financials – 4.6%
Citigroup, Inc.	477,028	$ 35,495,653
Discover Financial Services	328,619	25,277,373
Synchrony Financial	326,132	12,591,957
		$ 73,364,983
Pharmaceuticals – 5.5%
Bristol-Myers Squibb Co.	122,668	$ 7,517,095
Eli Lilly & Co.	280,846	23,720,253
Johnson & Johnson	322,338	45,037,065
Pfizer, Inc.	289,120	10,471,927
		$ 86,746,340
Railroad & Shipping – 2.2%
Kansas City Southern Co.	45,214	$ 4,757,417
Union Pacific Corp.	220,958	29,630,468
		$ 34,387,885
Real Estate – 1.4%
Annaly Mortgage Management, Inc., REIT	1,179,104	$ 14,019,547
Mid-America Apartment Communities, Inc., REIT	82,618	8,308,066
		$ 22,327,613
Restaurants – 0.6%
Aramark	146,781	$ 6,273,420
Starbucks Corp.	42,522	2,442,038
		$ 8,715,458
Specialty Chemicals – 1.0%
Air Products & Chemicals, Inc.	40,762	$ 6,688,229
Univar, Inc. (a)	308,936	9,564,658
		$ 16,252,887
Specialty Stores – 4.3%
Amazon.com, Inc. (a)	19,885	$ 23,254,911
Best Buy Co., Inc.	330,175	22,607,082
Home Depot, Inc.	40,260	7,630,478
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Ross Stores, Inc.	175,752	$ 14,104,098
		$ 67,596,569
Telecommunications - Wireless – 2.2%
SBA Communications Corp., REIT (a)	136,469	$ 22,293,576
T-Mobile U.S., Inc. (a)	206,300	13,102,113
		$ 35,395,689
Tobacco – 2.1%
Altria Group, Inc.	117,434	$ 8,385,962
Philip Morris International, Inc.	233,855	24,706,781
		$ 33,092,743
Utilities - Electric Power – 3.5%
AES Corp.	516,018	$ 5,588,475
Exelon Corp.	585,900	23,090,319
NextEra Energy, Inc.	145,240	22,685,036
PPL Corp.	105,736	3,272,529
		$ 54,636,359
Total Common Stocks		$1,572,254,440
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 1.25% (v)	12,487,604	$ 12,486,355
Other Assets, Less Liabilities – (0.1)%		(1,987,335)
Net Assets – 100.0%		$1,582,753,460
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $12,486,355 and $1,572,254,440, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
12/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,572,254,440	$—	$—	$1,572,254,440
Mutual Funds	12,486,355	—	—	12,486,355
Total	$1,584,740,795	$—	$—	$1,584,740,795
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	16,195,027	125,841,413	(129,548,836)	12,487,604
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,443)	$(36)	$—	$40,447	$12,486,355

5

QUARTERLY REPORT
December 31, 2017
MFS®  Mid Cap Value Fund

Portfolio of Investments
12/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Aerospace – 2.6%
Harris Corp.	385,974	$ 54,673,217
L3 Technologies, Inc.	412,533	81,619,654
Leidos Holdings, Inc.	756,928	48,874,841
		$ 185,167,712
Airlines – 1.3%
Alaska Air Group, Inc.	445,119	$ 32,720,698
Delta Air Lines, Inc.	1,080,897	60,530,232
		$ 93,250,930
Alcoholic Beverages – 0.6%
Molson Coors Brewing Co.	495,012	$ 40,625,635
Apparel Manufacturers – 1.2%
Hanesbrands, Inc.	1,709,251	$ 35,740,439
PVH Corp.	360,087	49,407,537
		$ 85,147,976
Automotive – 1.9%
Goodyear Tire & Rubber Co.	1,205,734	$ 38,957,266
Harley-Davidson, Inc.	892,484	45,409,586
LKQ Corp. (a)	1,358,447	55,248,039
		$ 139,614,891
Broadcasting – 0.8%
Interpublic Group of Companies, Inc.	2,761,960	$ 55,681,114
Brokerage & Asset Managers – 4.5%
Apollo Global Management LLC, “A”	1,403,245	$ 46,966,610
Invesco Ltd.	2,154,400	78,721,776
NASDAQ, Inc.	1,049,715	80,649,603
Raymond James Financial, Inc.	706,557	63,095,540
TD Ameritrade Holding Corp.	1,067,875	54,600,449
		$ 324,033,978
Business Services – 3.3%
Amdocs Ltd.	950,869	$ 62,262,902
Brenntag AG	465,689	29,376,284
Fidelity National Information Services, Inc.	764,516	71,933,310
First Data Corp. (a)	1,909,486	31,907,511
Global Payments, Inc.	426,099	42,712,164
		$ 238,192,171
Cable TV – 0.3%
Altice USA, Inc. (a)(l)	879,633	$ 18,674,609
Chemicals – 3.2%
Celanese Corp.	583,490	$ 62,480,109
Eastman Chemical Co.	616,250	57,089,400
FMC Corp.	569,985	53,954,780
PPG Industries, Inc.	484,045	56,546,137
		$ 230,070,426

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 1.3%
Check Point Software Technologies Ltd. (a)	306,346	$ 31,743,573
Sabre Corp.	954,686	19,571,063
Symantec Corp.	1,455,489	40,841,021
		$ 92,155,657
Computer Software - Systems – 2.3%
NCR Corp. (a)	1,330,962	$ 45,239,398
NICE Systems Ltd., ADR	503,181	46,247,366
Verint Systems, Inc. (a)	522,309	21,858,632
Xerox Corp.	1,725,700	50,304,155
		$ 163,649,551
Construction – 2.5%
Owens Corning	623,533	$ 57,327,624
Stanley Black & Decker, Inc.	537,327	91,179,018
Toll Brothers, Inc.	607,039	29,150,013
		$ 177,656,655
Consumer Products – 1.3%
Coty, Inc., “A”	2,027,032	$ 40,317,666
Newell Brands, Inc.	1,671,401	51,646,291
		$ 91,963,957
Containers – 2.0%
Berry Global Group, Inc. (a)	894,985	$ 52,508,770
Graphic Packaging Holding Co.	3,241,199	50,076,525
Sealed Air Corp.	931,758	45,935,669
		$ 148,520,964
Electrical Equipment – 2.2%
HD Supply Holdings, Inc. (a)	1,096,231	$ 43,882,127
Sensata Technologies Holding B.V. (a)	980,237	50,099,913
TE Connectivity Ltd.	412,774	39,230,041
WESCO International, Inc. (a)	407,648	27,781,211
		$ 160,993,292
Electronics – 2.3%
Analog Devices, Inc.	713,831	$ 63,552,374
Keysight Technologies, Inc. (a)	1,075,891	44,757,066
Maxim Integrated Products, Inc.	1,136,995	59,442,098
		$ 167,751,538
Energy - Independent – 5.2%
Cabot Oil & Gas Corp.	2,162,343	$ 61,843,010
Concho Resources, Inc. (a)	213,355	32,050,188
Energen Corp. (a)	898,498	51,726,530
EQT Corp.	778,319	44,301,918
Hess Corp.	1,050,416	49,863,248
HollyFrontier Corp.	866,411	44,377,571
PDC Energy, Inc. (a)	651,750	33,591,195
Pioneer Natural Resources Co.	358,638	61,990,578
		$ 379,744,238
Engineering - Construction – 0.7%
KBR, Inc.	2,441,914	$ 48,423,155
Entertainment – 0.3%
Madison Square Garden Co., “A” (a)	101,331	$ 21,365,641

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 4.9%
Archer Daniels Midland Co.	1,067,123	$ 42,770,290
Bunge Ltd.	185,997	12,476,679
Cal-Maine Foods, Inc. (a)(l)	399,399	17,753,285
Coca-Cola European Partners PLC	1,116,992	44,512,131
J.M. Smucker Co.	410,867	51,046,116
Pinnacle Foods, Inc.	1,442,344	85,776,198
TreeHouse Foods, Inc. (a)	719,311	35,577,122
Tyson Foods, Inc., “A”	804,694	65,236,543
		$ 355,148,364
Food & Drug Stores – 0.9%
Kroger Co.	1,603,836	$ 44,025,298
Tesco PLC	6,528,880	18,445,330
		$ 62,470,628
Furniture & Appliances – 0.9%
Whirlpool Corp.	371,428	$ 62,637,618
Gaming & Lodging – 0.7%
Royal Caribbean Cruises Ltd.	401,744	$ 47,920,024
Insurance – 7.2%
Arthur J. Gallagher & Co.	825,199	$ 52,218,593
Assurant, Inc.	368,734	37,183,136
Brighthouse Financial, Inc. (a)	236,109	13,845,432
Everest Re Group Ltd.	218,466	48,337,787
Hanover Insurance Group, Inc.	423,335	45,754,047
Hartford Financial Services Group, Inc.	1,846,185	103,903,292
Lincoln National Corp.	569,352	43,766,088
Unum Group	1,511,327	82,956,739
Validus Holdings Ltd.	679,776	31,895,090
XL Group Ltd.	1,794,982	63,111,567
		$ 522,971,771
Machinery & Tools – 3.0%
Deere & Co.	356,966	$ 55,868,749
Eaton Corp. PLC	844,715	66,740,932
ITT, Inc.	1,042,355	55,630,486
Regal Beloit Corp.	512,101	39,226,937
		$ 217,467,104
Major Banks – 3.6%
Comerica, Inc.	972,910	$ 84,458,317
Huntington Bancshares, Inc.	5,691,245	82,864,527
KeyCorp	4,728,389	95,371,606
		$ 262,694,450
Medical & Health Technology & Services – 2.9%
AmerisourceBergen Corp.	601,838	$ 55,260,765
LifePoint Hospitals, Inc. (a)	619,058	30,829,088
MEDNAX, Inc. (a)	474,517	25,358,189
Premier, Inc., “A” (a)	753,931	22,007,246
Quest Diagnostics, Inc.	500,607	49,304,783
Universal Health Services, Inc.	272,573	30,896,150
		$ 213,656,221

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 2.9%
Dentsply Sirona, Inc.	614,182	$ 40,431,601
PerkinElmer, Inc.	514,159	37,595,306
Steris PLC	620,827	54,303,738
Zimmer Biomet Holdings, Inc.	630,022	76,024,755
		$ 208,355,400
Natural Gas - Distribution – 1.0%
NiSource, Inc.	1,279,696	$ 32,849,796
Sempra Energy	389,830	41,680,624
		$ 74,530,420
Natural Gas - Pipeline – 0.7%
Plains GP Holdings LP	2,254,154	$ 49,478,680
Network & Telecom – 0.6%
Motorola Solutions, Inc.	515,859	$ 46,602,702
Oil Services – 1.7%
Forum Energy Technologies, Inc. (a)	1,795,450	$ 27,919,248
Frank's International N.V.	3,637,769	24,191,164
NOW, Inc. (a)	1,861,255	20,529,643
Oil States International, Inc. (a)	1,061,198	30,031,903
Superior Energy Services, Inc. (a)	2,304,042	22,187,924
		$ 124,859,882
Other Banks & Diversified Financials – 7.3%
Citizens Financial Group, Inc.	1,966,761	$ 82,564,627
Discover Financial Services	1,072,665	82,509,392
Element Fleet Management Corp.	3,595,244	27,171,693
Fifth Third Bancorp	2,570,241	77,981,112
M&T Bank Corp.	356,972	61,038,642
Northern Trust Corp.	640,155	63,945,083
SunTrust Banks, Inc.	1,268,447	81,928,991
Wintrust Financial Corp.	642,575	52,928,903
		$ 530,068,443
Pharmaceuticals – 0.5%
Mylan N.V. (a)	881,077	$ 37,278,368
Pollution Control – 0.8%
Clean Harbors, Inc. (a)	1,027,926	$ 55,713,589
Railroad & Shipping – 0.7%
Kansas City Southern Co.	485,528	$ 51,087,256
Real Estate – 5.9%
Annaly Mortgage Management, Inc., REIT	2,264,412	$ 26,923,859
Brixmor Property Group Inc., REIT	2,275,763	42,465,738
EPR Properties, REIT	573,688	37,553,616
Life Storage, Inc., REIT	862,462	76,819,490
Medical Properties Trust, Inc., REIT	4,818,261	66,395,637
Mid-America Apartment Communities, Inc., REIT	452,009	45,454,025
Realogy Holdings Corp.	957,362	25,370,093
Sun Communities, Inc., REIT	442,511	41,056,171
Washington Prime Group, Inc., REIT	3,341,104	23,788,660
Weyerhaeuser Co., REIT	1,147,282	40,453,163
		$ 426,280,452

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 0.7%
Aramark	1,126,247	$ 48,135,797
Specialty Chemicals – 2.2%
Axalta Coating Systems Ltd. (a)	1,481,794	$ 47,950,854
RPM International, Inc.	1,163,479	60,989,569
Univar, Inc. (a)	1,663,816	51,511,743
		$ 160,452,166
Specialty Stores – 2.5%
AutoZone, Inc. (a)	36,032	$ 25,632,084
L Brands, Inc.	654,661	39,423,686
Michaels Co., Inc. (a)	1,371,686	33,181,084
Tractor Supply Co.	568,675	42,508,456
Urban Outfitters, Inc. (a)	1,177,329	41,277,155
		$ 182,022,465
Trucking – 0.4%
Schneider National, Inc.	1,157,913	$ 33,069,995
Utilities - Electric Power – 6.7%
AES Corp.	2,952,518	$ 31,975,770
Ameren Corp.	658,655	38,854,058
CMS Energy Corp.	1,345,265	63,631,035
DTE Energy Co.	623,739	68,274,471
Eversource Energy	990,536	62,582,065
FirstEnergy Corp.	1,118,461	34,247,276
Pinnacle West Capital Corp.	718,724	61,220,910
Public Service Enterprise Group, Inc.	1,445,518	74,444,177
WEC Energy Group, Inc.	734,515	48,793,831
		$ 484,023,593
Total Common Stocks		$7,119,609,478
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 1.25% (v)	104,633,330	$ 104,622,867
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.3% (j)	1,825,278	$ 1,825,278
Other Assets, Less Liabilities – 0.0%		2,594,081
Net Assets – 100.0%		$7,228,651,704
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $104,622,867 and $7,121,434,756, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$6,922,113,102	$—	$—	$6,922,113,102
Israel	77,990,938	—	—	77,990,938
United Kingdom	62,957,461	—	—	62,957,461
Germany	—	29,376,284	—	29,376,284
Canada	27,171,693	—	—	27,171,693
Mutual Funds	106,448,145	—	—	106,448,145
Total	$7,196,681,339	$29,376,284	$—	$7,226,057,623
Of the level 2 investments presented above, equity investments amounting to $29,376,284 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At December 31, 2017, the value of securities loaned was $9,692,563. These loans were collateralized by cash of $1,825,278 and U.S. Treasury Obligations of $7,977,681.
(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	139,845,688	436,572,174	(471,784,532)	104,633,330
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,291)	$(10,053)	$—	$360,997	$104,622,867

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XI

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: February 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: February 15, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 15, 2018

*	Print name and title of each signing officer under his or her signature.